Document and Entity Information	Dec. 06, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Dec. 06, 2020
Entity Registrant Name	Rocket Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36829
Entity Tax Identification Number	04-3475813
Entity Address, Address Line One	350 Fifth Ave
Entity Address, Address Line Two	Suite 7530
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	646
Local Phone Number	440-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001281895
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	RCKT
Security Exchange Name	NASDAQ